FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Allowance for impairment losses		£ 3,455		£ 3,362
Total debt securities		5,544		5,238
Total financial assets at amortised cost		510,307		496,379
Total loans and advances to customers		494,988		484,858
Total loans and advances to banks		9,775		6,283
Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Total financial assets at amortised cost				452,524
Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Total financial assets at amortised cost				24,354
Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Total financial assets at amortised cost				4,188
Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Total financial assets at amortised cost				15,313
Loans and Advances to Banks [Member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to banks		6,285		4,247
Exchange and other adjustments		(218)	[1]	(28)
Additions (repayments)		3,710		2,066
Ending Balance of Loans and advances to banks		9,777		6,285
Allowance for impairment losses		(2)		(2)
Total loans and advances to banks		9,775		6,283
Loans and Advances to Banks [Member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to banks		6,282		4,245
Exchange and other adjustments		(218)	[1]	(29)
Additions (repayments)		3,713		2,066
Ending Balance of Loans and advances to banks		9,777		6,282
Allowance for impairment losses		(2)		(2)
Total loans and advances to banks		9,775		6,280
Loans and Advances to Banks [Member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to banks		3		2
Exchange and other adjustments			[1]	1
Additions (repayments)		(3)
Ending Balance of Loans and advances to banks				3
Total loans and advances to banks				3
Loans and Advances to Banks [Member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Exchange and other adjustments	[1]
Loans and Advances to Banks [Member] | Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Exchange and other adjustments	[1]
Loans and advances to customers [Member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to customers		488,008		464,239
Exchange and other adjustments		(202)	[1]	990
Additions (repayments)		8,204		28,072
Recoveries		425		580
Disposal of businesses				(4,297)
Acquisition of portfolios	[2]	3,694
Financial assets that have been written off during the year		(1,882)		(1,576)
Allowance for impairment losses		(3,259)		(3,150)
Total loans and advances to customers		494,988		484,858
Ending Balance of Loans and advances to customers		498,247		488,008
Loans and advances to customers [Member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to customers		441,531		403,881
Exchange and other adjustments		(498)	[1]	958
Additions (repayments)		13,554		34,942
		(8,306)		1,750
Acquisition of portfolios	[2]	3,694
Allowance for impairment losses		(675)		(525)
Total loans and advances to customers		449,300		441,006
Ending Balance of Loans and advances to customers		449,975		441,531
Loans and advances to customers [Member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to customers		25,345		37,245
Exchange and other adjustments		(34)	[1]	32
Additions (repayments)		(2,558)		(2,187)
		5,790		(5,725)
Disposal of businesses				(4,020)
Acquisition of portfolios	[2]
Allowance for impairment losses		(995)		(994)
Total loans and advances to customers		27,548		24,351
Ending Balance of Loans and advances to customers		28,543		25,345
Loans and advances to customers [Member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to customers		5,741		5,140
Exchange and other adjustments	[1]	47
Additions (repayments)		(858)		(2,074)
		2,516		3,975
Recoveries		397		553
Disposal of businesses				(277)
Acquisition of portfolios	[2]
Financial assets that have been written off during the year		(1,828)		(1,576)
Allowance for impairment losses		(1,447)		(1,553)
Total loans and advances to customers		4,568		4,188
Ending Balance of Loans and advances to customers		6,015		5,741
Loans and advances to customers [Member] | Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Loans and advances to customers		15,391		17,973
Exchange and other adjustments	[1]	283
Additions (repayments)		(1,934)		(2,609)
Recoveries		28		27
Acquisition of portfolios	[2]
Financial assets that have been written off during the year		(54)
Allowance for impairment losses		(142)		(78)
Total loans and advances to customers		13,572		15,313
Ending Balance of Loans and advances to customers		13,714		15,391
Loans and advances to customers [Member] | Stage 1 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 1		6,318		19,524
Loans and advances to customers [Member] | Stage 1 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 1		(6,286)		(19,501)
Loans and advances to customers [Member] | Stage 1 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 1		(32)		(23)
Loans and advances to customers [Member] | Stage 2 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 2		(13,084)		(15,743)
Loans and advances to customers [Member] | Stage 2 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 2		13,516		15,996
Loans and advances to customers [Member] | Stage 2 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 2		(432)		(253)
Loans and advances to customers [Member] | Stage 3 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 3		(1,540)		(2,031)
Loans and advances to customers [Member] | Stage 3 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 3		(1,440)		(2,220)
Loans and advances to customers [Member] | Stage 3 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Transfers to Stage 3		2,980		4,251
Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Debt Securities		5,244		3,340
Exchange and other adjustments		(96)	[1]	63
Additions (repayments)		400		1,870
Financial assets that have been written off during the year		(1)		(29)
Allowance for impairment losses		(3)		(6)
Total debt securities		5,544		5,238
Total financial assets at amortised cost		510,307
Ending Balance of Debt Securities		5,547		5,244
Debt securities [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Debt Securities		5,238		3,291
Exchange and other adjustments		(94)	[1]	77
Additions (repayments)		400		1,870
Total debt securities		5,544		5,238
Total financial assets at amortised cost		464,619
Ending Balance of Debt Securities		5,544		5,238
Debt securities [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Exchange and other adjustments	[1]
Total financial assets at amortised cost		27,548
Debt securities [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Beginning Balance of Debt Securities		6		49
Exchange and other adjustments		(2)	[1]	(14)
Financial assets that have been written off during the year		(1)		(29)
Allowance for impairment losses		(3)		(6)
Total financial assets at amortised cost		4,568
Ending Balance of Debt Securities		3		£ 6
Debt securities [member] | Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and advances to banks and customers [Line Items]
Exchange and other adjustments	[1]
Total financial assets at amortised cost		£ 13,572

[1]	Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.
[2]	Acquisition of portfolios in 2019 relates to the purchase, completed in September 2019, of Tesco Bank's UK residential mortgage portfolio.